INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2021
Income Taxes [Abstract]
Schedule of income tax expense	Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2021	2020	2021	2020
Current income taxes	180	152	89	97
Deferred income taxes	—	(8)	—	(29)
Income tax expense	180	144	89	68
Effective tax rate	40.4%	32.9%	41.2%	28.0%